Earnings / (Loss) per Share:	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings / (Loss) per Share:

10.       Earnings / (Loss) per Share:

The computation of basic earnings/(loss) per share is based on the weighted average number of common shares outstanding for the six-months ended June 30, 2019 and 2020. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. Diluted earnings/(loss) per share gives effect to stock awards, stock options and restricted stock units using the treasury stock method, unless the impact is anti-dilutive. Diluted net loss per share for the six-months ended June 30, 2019 does not include the effect of the 956,500 non-vested shares and of the 104,250 non-vested share options outstanding as of that date, as that effect was anti-dilutive. Diluted earnings per share for the six months ended June 30, 2020 does not include the effect of the 1,371,038 non-vested shares outstanding as of that date, as their effect was anti-dilutive.

The Company calculates basic and diluted earnings / (loss) per share as follows:

	Six months ended June 30,
	2019	2020
Income / (Loss) :
Net income / (loss)	$(45,515)	$(41,365)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	92,457,415	95,797,142
Basic earnings / (loss) per share	$(0.49)	$(0.43)

Effect of dilutive securities:
Dillutive effect of non vested shares	—	—
Weighted average common shares outstanding, diluted	92,457,415	95,797,142

Diluted earnings / (loss) per share	$(0.49)	$(0.43)